COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 11, 2024	May 06, 2020	Jun. 25, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 14, 2024	Mar. 31, 2024	Jul. 06, 2021	Jul. 06, 2020
Operating lease				$ 0		$ 0	$ 0
Payables and operating lease liabilities						9,077,230			$ 7,856,054
Lease First six Month				4,150		4,150
Lease Second Months				8,300
Lease Second Year						8,300
Lease Second to Third Year						356,350
Lease Third to Fourth Year				8,549		$ 8,549
Lease Third to Twelve months				$ 8,805
Operating agreement				October 3, 2020 for $7,140 per month		October 3, 2020 for $7,140 per month
Termination of lease payment descriptions				payroll payments of $250,000 per year for five years to Ms. Caudle and payroll payments totaling $150,000 over three years to her daughter		payroll payments of $250,000 per year for five years to Ms. Caudle and payroll payments totaling $150,000 over three years to her daughter
Lease liabilities				$ 88,813
Annual salary		$ 250,000
Lease expense				520,755		$ 941,142
Payroll payments		$ 150,000
Rent and utility				$ 15,000	$ 15,000	$ 30,000	30,000
Lease term descriptions				operating agreement to lease colocation space for 5 years		operating agreement to lease colocation space for 5 years
Related party current portion				$ 1,220,465		$ 1,092,944	842,340
Weighted average discount rate				10.00%		10.00%
Operating agreement to lease				1 year 11 months 15 days		2 years 5 months 8 days
Customer liability				$ 338,725		$ 338,725	338,725
Net of advances to related parties						$ 107,757
Accrued Tower and Other Payables				$ 2,085,000
Troubled debt restructuring gain recognized				742,728
Preferred stock, authorized				100,000,000		100,000,000
Attorney fees	$ 1,062,873
Convertible Promissory Note				$ 3,353,905		$ 3,368,260	3,054,869	$ 451,765
Accrued interest	$ 3,977,702
Past due tower payments			$ 1,000,000
Costs to remove the Companys equipment			1,000,000
Attorney fees			$ 85,000
Mr Advance [Member]
Related party debt				624,531		624,531
Remitted amount to related pary				87,065		87,065
Accrued balance				537,466		537,466
Legal and other fees				$ 633,264		$ 633,264
Aire Fitness
Issuance of restricted common shares				500,000		500,000
Issuance of Per Share				$ 1.00		$ 1.00
Stock issued to non-controlling interest owners				500,000		500,000
Mr. Serrett
Attorney fees				$ 3,500		$ 3,500
Interest rate				5.00%		5.00%
Loss contingency				$ 75,000		$ 75,000
Back pay and benefits				$ 70,650		$ 70,650
Default judgement date				May 15, 2018		May 15, 2018
Pinnacle Towers LLC and Crown Atlantic Company Inc
Accounts Payable				$ 600,000		$ 600,000
Payables and operating lease liabilities									$ 2,962,839
Costs and attorney fees				386,030		386,030
American Tower and related entities
Accounts Payable						2,959,594
Amount claimed				2,891,886		2,891,886
Tower lease agreements
Accounts Payable						5,926,731
Amount claimed						5,556,484
AHS Staffing[Member]
Accounts Payable				120,967		120,967
Amount claimed				$ 159,959		$ 159,959
Securities Purchase Agreement | EMA Financial, LLC
Description of negative outcome				original lease periods expiring between 2024 and 2044		The Company does not believe at this time that any negative outcome would result in more than the $1,006,997 it has recorded on its balance sheet as of December 31, 2023
Loss exposure claimed in excess				$ 3,718,378		$ 7,614,967
Litigation amount				$ 4,385,626
Series D Preferred Stock
Preferred stock, authorized										100,000,000	100,000,000
Stock Contingencies				Holders of the Series D Preferred Stock may decide after 12 months to convert to common stock @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00
Series E Preferred Stock
Stock Contingencies				Holders of the Series E Preferred Stock may decide after 12 months to convert to common stock @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00
Accrued interest						$ 137,595	$ 49,985
Series F Preferred Stock
Preferred stock, authorized				3,000,000
Stock Contingencies				Holders of the Series F Preferred Stock may decide after 12 months to convert to common stock @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00
Series A Preferred Stock
Preferred stock, authorized				15,000,000,000		4,500,000,000
Percentage of common stock conversion				60.00%		60.00%